PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2023	2024
	US$	US$
Buildings	726,263	713,640
Office equipment	17,530	16,338
Motor vehicles	1,313	1,120
Leasehold improvement and decoration	16,890	18,636
Land	50,731	50,731
Subtotal	812,727	800,465
Less: accumulated depreciation	(229,831)	(240,712)
Construction in progress	24,090	28,680
	606,986	588,433
Less: impairment	(137,626)	(174,291)
	469,360	414,142